BORROWINGS - Weighted Average Interest Rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	5.00%	8.00%